STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS (Tables)	12 Months Ended
Jan. 31, 2022
Share-based Payment Arrangement [Abstract]
Schedule of Recognized Stock-based Compensation Expense
We recognized stock-based compensation expense in the following line items on the consolidated statements of operations for the years ended January 31, 2022, 2021, and 2020:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Component of income before provision for income taxes:
Cost of revenue - software	$229	$734	$642
Cost of revenue - software service	1,160	441	636
Cost of revenue - professional service and other	2,535	952	1,641
Research and development, net	7,792	5,621	6,298
Selling, general and administrative	21,320	19,794	21,816
Total stock-based compensation expense	33,036	27,542	31,033
Income tax benefits related to stock-based compensation (before consideration of valuation allowances)	4,196	4,347	4,400
Total stock-based compensation, net of taxes	$28,840	$23,195	$26,633

Summary of Stock-based Compensation Expense by Type of Award
The following table summarizes stock-based compensation expense by type of award for the years ended January 31, 2022, 2021, and 2020:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Restricted stock units and restricted stock awards	$31,825	$23,423	$23,413
Stock bonus program and bonus share program	1,040	4,000	7,615
Total equity-settled awards	32,865	27,423	31,028
Phantom stock units (cash-settled awards)	171	119	5
Total stock-based compensation expense	$33,036	$27,542	$31,033

Summary of Stock Awards Activity	The following table (“Award Activity Table”) summarizes activity for RSUs and PSUs to Company personnel that reduce available plan capacity under the plans for the year ended January 31, 2022:

	Year Ended January 31,
	2022
(in thousands, except grant date fair values)	Shares or Units	Weighted-Average Grant-Date Fair Value
Opening balance	2,149	$22.92
Granted	1,416	$25.60
Released	(1,452)	$23.36
Forfeited	(212)	$24.34
Closing balance	1,901	$24.42